12. Income Tax (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income tax schedule
	June 30,	June 30,	June 30,
	2017	2016	2015
Expected income tax benefit at the combined statutory rate of 35%	$1,284,900	$1,178,000	$1,574,100
Non-deductible stock compensation and other	–	–	(6,470)
U.S. effective rate in excess of Canadian tax rate	(56,000)	(56,700)	(65,520)
Valuation allowance	(1,228,900)	(1,121,300)	(1,502,110)
Benefit from income taxes	$–	$–	$–

Components of deferred tax assets
	June 30, 2017	June 30, 2016	June 30, 2015
Net operating loss carry forwards	$4,548,800	$3,432,000	$2,424,000
Accounts payable and accrued liabilities	–	–	–
Valuation allowance	(4,548,800)	(3,432,000)	(2,424,000)
Net	$–	$–	$–

Components of net loss
	Year Ended June 30,
$ Description	2017	2016	2015
U.S. Operations	$(2,863,675)	$(2,584,353)	$(3,532,590)
Canadian Operations	(430,814)	(436,221)	(503,997)
Total net loss	$(3,294,489)	$(3,020,574)	$(4,036,587)